DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DETAILS OF CASH FLOWS
Accounts receivable	$ 1,674	$ (4,119)
Prepaid expenses and other	(2,269)	(2,899)
Accounts payable and accrued liabilities	(4,209)	4,781
Deferred revenue	4,702	191
Changes in working capital balances	$ (102)	$ (2,046)